Inventories (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Inventory Disclosure [Abstract]
Raw materials	$ 156,265	$ 217,165	$ 232,611
Work in process	36,991	84,343	110,466
Finished goods	42,734	79,281	224,600
Total inventories	$ 235,990	$ 380,789	$ 567,677